LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Lease Expense	The lease cost was as follows:
	Year ended December 31
	2021	2020

Operating lease cost	1,297	930

Schedule of Supplemental Cash Flow Information Related to Leases	Supplemental cash flow information related to leases was as follows:
	Year ended December 31
	2021	2020

Operating cash flows from operating leases	1,328	963

Schedule of Supplemental Balance Sheet Information Related to Leases

Supplemental balance sheet information related to leases was as follows:

	December 31,
	2021	2020
Operating Leases
Operating lease right-of-use assets	4,321	1,153

Other current liabilities	1,209	880
Operating lease liabilities	3,307	358
Total operating lease liabilities	4,516	1,238

Weighted Average Remaining Lease Term
Operating leases	4.70 years	1.33 years

Weighted Average Discount Rate
Operating leases	2.00%-2.75%	2.75%

Schedule of Maturities of Lease Liabilities

As of December 31, 2021, the maturities of lease liabilities were as follows:

Operating Leases

Year Ending December 31,
2022	1,307
2023	1,091
2024	1,022
2025 and beyond	1,328
Total lease payments	4,748
Less imputed interests	(232)
Total	4,516